VANECK ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Canada: 4.9%
GFL Environmental, Inc. (USD)	66,122	$2,502,718
Loop Industries, Inc. (USD) * †	129,054	1,583,492
		4,086,210
United States: 95.2%
ABM Industries, Inc.	58,124	2,374,365
Advanced Emissions Solutions, Inc. *	245,941	1,628,129
Aris Water Solution, Inc. *	149,834	1,940,350
Casella Waste Systems, Inc. *	28,129	2,402,779
Clean Harbors, Inc. *	24,159	2,410,343
Darling Ingredients, Inc. *	36,252	2,511,901
Donaldson Co., Inc.	40,768	2,415,912
Ecolab, Inc.	35,281	8,276,570
Energy Recovery, Inc. * †	114,372	2,457,854
Evoqua Water Technologies Corp. *	52,763	2,466,670
Heritage-Crystal Clean, Inc. *	76,236	2,441,077
Montrose Environmental Group, Inc. *	35,732	2,519,463
PureCycle Technologies, Inc. * †	239,515	2,292,159
Republic Services, Inc.	58,943	8,219,601
Schnitzer Steel Industries, Inc.	47,112	2,446,055
Sharps Compliance Corp. *	221,313	1,577,962
	Number of Shares	Value
United States (continued)
Stericycle, Inc. *	40,211	$2,398,184
STERIS Plc	10,063	2,449,435
Tennant Co.	29,361	2,379,415
Tetra Tech, Inc.	14,377	2,441,215
US Ecology, Inc. *	73,959	2,362,251
Vertex Energy, Inc. *	379,771	1,720,363
Waste Connections, Inc.	61,084	8,323,917
Waste Management, Inc.	49,322	8,231,842
		78,687,812
Total Common Stocks (Cost: $71,897,787)		82,774,022

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $960,086)
Money Market Fund: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	960,086	960,086

Total Investments: 101.3% (Cost: $72,857,873)		83,734,108
Liabilities in excess of other assets: (1.3)%		(1,048,315)
NET ASSETS: 100.0%		$82,685,793

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,695,412.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	3.0%	$2,511,901
Energy	2.1	1,720,363
Health Care	4.9	4,027,396
Industrials	70.4	58,287,957
Materials	19.6	16,226,405
	100.0%	$82,774,022
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